Inventories - Summary of write-downs of inventories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Write downs of raw material and supplies	€ (9,569)	€ (5,601)	€ (2,039)
Write downs of work in progress	(470)	(1,225)	(397)
Write downs of finished goods	(337)	(657)	(65)
Total	€ (10,375)	€ (7,483)	€ (2,501)